Earnings (Loss) Per Share - Summary of Computation of Net Earnings (Loss) Per Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥) ¥ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Feb. 28, 2019 CNY (¥) ¥ / shares shares	Feb. 28, 2018 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income (loss) attributable to ordinary shareholders	¥ (109,493)	$ (15,663)	¥ (601)	¥ 44,373
Less: Amounts allocated to convertible redeemable preferred shares for participating rights to dividends | ¥				7,768
Net income (loss) attributable to ordinary shareholders-basic and diluted	¥ (109,493)	$ (15,663)	¥ (601)	¥ 36,605
Weighted average number of ordinary shares outstanding-basic	23,668,916	23,668,916	24,053,492	17,057,056
Plus: share options				1,467,588
Weighted average number of ordinary shares outstanding-diluted	23,668,916	23,668,916	24,053,492	18,524,644
Basic net income (loss) per share | (per share)	¥ (4.63)	$ (0.66)	¥ (0.02)	¥ 2.15
Diluted net income (loss) per share | (per share)	¥ (4.63)	$ (0.66)	¥ (0.02)	¥ 1.98